Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 15 — DERIVATIVE INSTRUMENTS

We utilize a balance sheet hedging program with the stated objective of reducing volatility within Other (expense) income, net. Under this program, we use derivatives in the form of foreign currency contracts to hedge certain balance sheet exposures. We do not designate these contracts as hedging instruments and therefore do not qualify for hedge accounting. Accordingly, these outstanding non-designated derivatives are recognized in the consolidated balance sheets at fair value and the changes in fair value from these contracts are recorded in Other (expense) income, net, in the consolidated income statements. These derivative contracts typically have a one month term.

We have a cash flow hedging program primarily focused on reducing volatility in our forecasted research and development cash expenses and license revenues, some of which are denominated in non-U.S. Dollar currencies. Under this program, we use derivatives in the form of forward foreign currency contracts and foreign currency option contracts to hedge certain forecasted transactions. These derivatives, with durations ranging from less than one month to nine months, are designated as hedging instruments and qualify for hedge accounting. Accordingly, these outstanding designated derivatives are recognized in the consolidated balance sheets at fair value. Changes in value that are highly effective are recognized in Accumulated other comprehensive income ("AOCI") in the consolidated balance sheets, until the hedged item is recognized in the income statement. Any ineffective portion of a derivative's change in fair value is recorded in Other (expense) income, net, in the consolidated income statements. There was no material ineffectiveness in our cash flow hedging program for the twelve months ended December 31, 2011.

We had the following notional amounts for our foreign currency contracts included in our consolidated balance sheets (in U.S. Dollars in thousands):

Currency	December 31 2011	December 31 2010

Derivatives designated as hedging instruments
Australian Dollar	$4,078	$2,788
Canadian Dollar	14,158	7,694
Chinese Yuan	2,777	1,167
Israeli Shekel	3,773	2,105
Russian Ruble	8,433	6,206
British Pound	—	7,188
Euro	—	22,029

Total	$33,219	$49,177

Derivatives not designated as hedging instruments
Danish Krone	$891	$2,126
Norwegian Krone	1,073	2,013
Swedish Krona	446	2,058
Euro	40,397	43,600
Australian Dollar	8,138	3,846
South Korean Won	2,193	—
Brazil Real	3,826	4,705
Japanese Yen	6,439	—
British Pound	7,950	18,724

Total	$71,353	$77,072

Fair Value of Derivative Instruments

The following table provides the fair value of our foreign currency contracts included in our consolidated balance sheets (in thousands):

	Derivative Assets				Derivative Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)
Foreign currency contracts	Prepaid expenses and other current assets	$351	Prepaid expenses and other current assets	$1,123	Other accrued expenses	$237	Other accrued expenses	$424

	Derivative Assets				Derivative Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives not designated as hedging instruments	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)
Foreign currency contracts	Prepaid expenses and other current assets	$2,512	Prepaid expenses and other current assets	$—	Other accrued expenses	$63	Other accrued expenses	$956

(1)	Please refer to Note 16 – Fair Value Measurements for additional details.

The Effect of Derivative Instruments on Financial Performance

The following tables provide the effect derivative instruments had on our AOCI and results of operations (in thousands):

	Year Ended December 31
Derivatives designated as hedging instruments	Amount of (loss) gain recognized in AOCI (effective portion)		Location of (loss) gain reclassified from accumulated AOCI into income statement (effective portion)	Amount of (loss) gain reclassified from accumulated AOCI (effective portion)
	2011	2010		2011	2010
Foreign currency contracts	$(729)	$359	Revenues	$(753)	$(973)
			Operating expenses	$668	$738

	Year Ended December 31
Derivatives not designated as hedging instruments	Location of gain (loss) recognized on derivative instruments	Amount of gain (loss) recognized on derivative instruments
		2011	2010
Foreign currency contracts	Other expense, net	$1,952	$(459)